Filed pursuant to Rule 497(e) and 497(k)

Registration No. 033-48907

BMO FUNDS, INC.

Supplement dated August 17, 2021 to the Prospectuses,

Summary Prospectuses, and Statements of Additional Information each dated December 29, 2020, as supplemented

On August 11, 2021, the Board of Directors (the “Board”) of BMO Funds, Inc. (the “Corporation”) approved agreements and plans of reorganization (each a “Plan” and together, the “Plans”) providing for the reorganization of certain series of the Corporation (each a “BMO Fund”) into a corresponding series (each an “Acquiring Fund”) of Columbia Funds Series Trust (“CFST”), Columbia Funds Series Trust I (“CFST I”) or Columbia Funds Series Trust II (“CFST II”) (each a “Reorganization” and together, the “Reorganizations”).

BMO Asset Management Corp. (“BAMC”), investment adviser to each of the BMO Funds, recommended that the Board approve the Reorganizations in connection with its decision to exit the mutual fund investment advisory business in the United States, including ceasing management of the BMO Funds. BAMC’s decision to exit the mutual fund investment advisory business is connected to the decision by Bank of Montreal, BAMC’s parent, to sell the entities representing its EMEA (Europe, the Middle East and Africa) asset management business to Ameriprise Financial, Inc. (the “EMEA Transaction”). To ensure that shareholders of the BMO Funds have continued access to a large and stable mutual fund platform, BAMC has proposed reorganizing the BMO Funds into the Acquiring Funds. Columbia Management Investment Advisers, LLC (“Columbia”) serves as investment adviser to each of the Acquiring Funds.

Each Reorganization is subject to the approval by shareholders of the applicable BMO Fund. The Plans provide for each BMO Fund to transfer all of its assets to the corresponding Acquiring Fund in return for shares of the Acquiring Fund and the Acquiring Fund’s assumption of the BMO Fund’s obligations, as defined in the Plans. Shareholders of each BMO Fund as of the closing date will become shareholders of the corresponding Acquiring Fund, receiving shares of the Acquiring Fund equal in value to the shares of the BMO Fund held by the shareholders prior to the applicable Reorganization. The Reorganizations are not expected to result in the recognition of gain or loss by the BMO Fund or its shareholders for federal tax purposes. Shareholders of the BMO Funds and the Acquiring Funds will not bear the costs of the Reorganizations.

The tables below show the BMO Funds and corresponding Acquiring Funds.

Proposed Reorganizations from the Corporation into CFST

BMO Fund	Corresponding Acquiring Fund
BMO Disciplined International Equity Fund	Columbia Overseas Value Fund
BMO Mid-Cap Value Fund	Columbia Select Mid Cap Value Fund
BMO Small-Cap Value Fund	Columbia Small Cap Value Fund II
BMO Short Tax-Free Fund	Columbia Short Term Municipal Bond Fund
BMO Short-Term Income Fund	Columbia Short Term Bond Fund
BMO Balanced Allocation Fund	Columbia Capital Allocation Moderate Aggressive Portfolio

Proposed Reorganizations from the Corporation into CFST I

BMO Fund	Corresponding Acquiring Fund
BMO LGM Emerging Markets Equity Fund	Columbia Emerging Markets Fund
BMO Mid-Cap Growth Fund	Columbia Mid Cap Growth Fund
BMO Core Plus Bond Fund	Columbia Total Return Bond Fund
BMO Corporate Income Fund	Columbia Corporate Income Fund
BMO Intermediate Tax-Free Fund	Columbia Intermediate Municipal Bond Fund
BMO Strategic Income Fund	Columbia Strategic Income Fund

Proposed Reorganizations from the Corporation into CFST II

BMO Fund	Corresponding Acquiring Fund
BMO Conservative Allocation Fund	Columbia Capital Allocation Conservative Portfolio
BMO Moderate Allocation Fund	Columbia Capital Allocation Moderate Portfolio
BMO Growth Allocation Fund	Columbia Capital Allocation Aggressive Portfolio
BMO Aggressive Allocation Fund	Columbia Capital Allocation Aggressive Portfolio
BMO Dividend Income Fund	Columbia Integrated Large Cap Value Fund
BMO Large Cap Value Fund	Columbia Integrated Large Cap Value Fund
BMO Low Volatility Equity Fund	Columbia Integrated Large Cap Value Fund
BMO Large-Cap Growth Fund	Columbia Integrated Large Cap Growth Fund
BMO Small-Cap Growth Fund	Columbia Integrated Small Cap Growth Fund
BMO Pyrford International Stock Fund	Columbia Pyrford International Stock Fund
BMO Ultra Short Tax-Free Fund	Columbia Ultra Short Municipal Bond Fund

Share Class Mapping

If a BMO Fund’s shareholders approve a Reorganization, the BMO Fund shareholders will receive shares of the corresponding Acquiring Fund as set forth in the table below:

BMO Fund Share Class	Acquiring Fund Share Class
Class A	Class A
Class I	Class Advisor
Class R6	Class Inst3
Class Y	Class A
Class R3	Class R

Interim Advisory and Subadvisory Agreements

BAMC’s disciplined equity team (the “DE Team”) manages the (1) BMO Disciplined International Fund, (2) BMO Mid-Cap Value Fund, (3) BMO Small-Cap Value Fund, (4) BMO Mid-Cap Growth Fund, (5) BMO Dividend Income Fund, (6) BMO Large-Cap Value Fund, (7) BMO Low Volatility Equity Fund, (8) BMO Large-Cap Growth Fund, and (9) BMO Small-Cap Growth Fund (together, the “DE Funds”). The DE Team will transfer to become employees of Columbia on or about December 16, 2021. On August 11, 2021, the Board approved an interim investment advisory agreement between Columbia and the Corporation, on behalf the DE Funds that will go into effect when the DE Team transfers to Columbia, if one or more of the DE Funds have not reorganized into the corresponding Acquiring Fund as of the transfer date. Shareholders of the DE Funds will be asked to approve a new investment advisory agreement between Columbia and the Corporation in addition to being asked to approve the applicable Reorganization. The interim advisory agreement can continue in effect for 150 days or until shareholders of a DE Fund approve a new investment advisory agreement between Columbia and the Corporation.

Pyrford International Ltd. (“Pyrford”) serves as investment subadviser to the BMO Pyrford International Stock Fund (the “Pyrford Fund”) pursuant to a subadvisory agreement with BAMC. LGM Investments Limited (“LGM”) serves as the investment subadviser to the BMO LGM Emerging Markets Equity Fund (the “LGM Fund”) pursuant to a subadvisory agreement with BAMC. The change of control of Pyrford and LGM resulting from the EMEA Transaction in the fourth quarter of 2021 will trigger an assignment and termination of the subadvisory agreements for the Pyrford Fund and the LGM Fund. In order to ensure continuity of portfolio management for the Pyrford Fund and the LGM Fund, the Board approved interim subadvisory agreements between BAMC and LGM for the LGM Fund and between BAMC and Pyrford for the Pyrford Fund. Each interim subadvisory agreement will go into effect on the date that Pyrford and LGM undergo a change of control. The interim subadvisory agreements can continue in effect for 150 days or until shareholders of the Pyrford Fund and the LGM Fund approve a new subadvisory agreement. Shareholders of the Pyrford Fund and LGM Fund will be asked to approve new investment subadvisory agreements between BAMC and Pyrford and BAMC and LGM, respectively, in addition to being asked to approve the applicable Reorganization.

BMO Funds Shareholder Meeting

The Board will call a joint meeting of shareholders of the BMO Funds at which shareholders of each BMO Fund will be asked to consider and vote on a Plan with respect to their BMO Fund. As indicated above, shareholders of the DE Funds will also be asked to consider and vote on a new investment advisory agreement, and shareholders of the Pyrford Fund and LGM Fund will be asked to consider and vote on new subadvisory agreements. The joint shareholder meeting is expected to take place during the fourth quarter of 2021.

Shareholders of each BMO Fund will receive a combined prospectus/proxy statement with additional information about the shareholder meeting, the Reorganizations and the new investment advisory or subadvisory agreements. Please read the proxy materials carefully, as they will contain a more detailed description of the proposals.

Please retain this Prospectus Supplement with your Prospectus, Summary Prospectus and

Statement of Additional Information

for future reference.